Cash and cash equivalents (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Domestic market member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Average cash return	102.50%	98.59%
Foreign market member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Average cash return	0.45%	0.83%